Note 21 - Income Taxes	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
21.	INCOME TAXES

(a)	Tax expense

	2019	2018
Current tax expense	$6,329	$2,552
Deferred tax expense (benefit)
Origination and reversal of temporary differences	$(30,110)	$129,177
Benefit arising from previously unrecognized tax loss or temporary difference	26,610	(111,058)
Deferred tax (benefit) expense	(3,500)	18,119
Provision for income taxes	$2,829	$20,671

(b)	Reconciliation of the effective tax rate

The provision for income taxes represents an effective rate different than the Canadian corporate statutory rate of
26.50%
(
2018
–
26.50%
).

	2019	2018
Income before income taxes	$(120,035)	$539,248
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%
Income tax expense based on statutory rate	$(31,809)	$142,901
Increase (decrease) in income taxes resulting from:
Expense (benefit) of mark to market loss and other temporary differences not recognized	$26,610	$(111,058)
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	1,993	1,000
Other permanent items	6,035	(12,172)
Total provision for income taxes	$2,829	$20,671

(c)	Recognized deferred income tax assets and liabilities

Recognized deferred income tax assets and liabilities are attributed to the following:

	2019	2018
Mark to market losses on derivative instruments	$10,336	$17,580
Tax losses and excess of tax basis over book basis	99,218	78,825
Total deferred income tax assets	109,554	96,405
Offset of deferred income taxes	(104,186)	(93,873)
Net deferred tax assets	$5,368	$2,532

Partnership income deferred for tax purposes	$(3,542)	$(6,249)
Mark to market gains on derivative instruments	(20,683)	(54,158)
Book to tax differences on other assets	(73,889)	(30,480)
Convertible debentures	(6,073)	(2,986)
Total deferred income tax liabilities	(104,187)	(93,873)
Offset of deferred income taxes	104,187	93,873
Net deferred income tax liabilities	$-	$-

(d)	Movement in deferred income tax balances

	Balance April 1, 2018	Recognized in profit or loss	Recognized in OCI	Other	Balance March 31, 2019
Partnership income deferred for tax	$(6,249)	$2,707	$-	$-	$(3,542)
Book to tax differences	48,345	(22,351)	(638)	(26)	25,330
Mark to market (gains) losses on derivative instruments	(36,578)	26,231	-	-	(10,347)
Convertible debentures	(2,986)	(3,087)	-	-	(6,073)
	$2,532	$3,500	$(638)	$(26)	$5,368

	Balance April 1, 2017	Recognized in profit or loss	Recognized in OCI	Other	Balance March 31, 2018
Partnership income deferred for tax	$(8,281)	$2,032	$-	$-	$(6,249)
Book to tax differences	4,269	51,864	(7,788)	-	48,345
Mark to market (gains) losses on derivative instruments	29,424	(66,002)	-	-	(36,578)
Convertible debentures	(4,144)	1,158	-	-	(2,986)
	$21,268	$(10,948)	$(7,788)	$-	$2,532

(e)	Unrecognized deferred income tax assets

Deferred income tax assets
not
reflected as at
March 31
are as follows:

	2019	2018
Excess of tax over book basis	16,903	15,824

Losses available for carryforward (recognized and unrecognized) are set to expire as follows:

2019
2030	$136,763
2031	-
Total	$136,763